Intangible assets - Narrative (Details) - India - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate %	13.00%	14.00%
Old Tavern brand
Disclosure of information for cash-generating units [line items]
Impairment charge	£ 59